FS CREDIT INCOME FUND

AMENDED AND RESTATED APPENDIX A TO THE SHAREHOLDER SERVICES PLAN DATED

SEPTEMBER 18, 2017

Class of Shares		Service Fee
A		0.25%
I		None
L		0.25%
M		None
U		None
T		0.25%

	Agreed to and accepted as
	of July 26, 2019.

	FS CREDIT INCOME FUND

	By: /s/ Michael C. Forman
	Name: Michael C. Forman
	Title: Chief Executive Officer